Information Concerning the Group's Consolidated Operations - Summary of Key Performance Indicators by Reportable Segments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
External revenues	$ 11,176	$ 2,900	$ 36,777	$ 52,993
External revenues and other income	14,615	4,616	42,581	56,487
Cost of revenue	(11,754)	(5,827)	(19,899)	(10,428)
Research and development expenses	(31,147)	(22,862)	(62,338)	(43,587)
Selling, general and administrative expenses	(9,343)	(9,070)	(18,219)	(21,213)
Other operating income and expenses	150	111	489	86
Total operating expenses	(52,096)	(37,647)	(99,968)	(75,142)
Operating income (loss) before tax	(37,481)	(33,031)	(57,387)	(18,655)
Financial gain (loss)	(4,129)	(2,821)	431	(635)
Net income (loss) from discontinued operations	(41,610)	(35,852)	(56,956)	(19,290)
Non controlling interests	1,691	3,589	5,169	7,069
Net income (loss) attributable to shareholders of Cellectis	(39,919)	(32,263)	(51,787)	(12,221)
Adjustment of share-based compensation attributable to shareholders of Cellectis	3,635	3,441	4,233	8,296
Adjusted net income (loss) attributable to shareholders of Cellectis	(36,285)	(28,823)	(47,554)	(3,924)
Depreciation and amortization	(3,382)	(2,147)	(7,173)	(4,192)
Additions to tangible and intangible assets	4,727	16,210	11,327	30,187
Research and Development [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	2,669	1,728	4,235	4,750
Selling, General and Administration [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	966	1,712	(2)	3,546
Plants [member]
Disclosure of operating segments [line items]
External revenues and other income	13,256	2,293	18,244	4,670
Cost of revenue	(11,337)	(5,339)	(18,706)	(9,219)
Research and development expenses	(2,810)	(2,754)	(5,836)	(5,388)
Selling, general and administrative expenses	(3,410)	(5,311)	(7,528)	(11,774)
Other operating income and expenses	31	(24)	7	(44)
Total operating expenses	(17,526)	(13,429)	(32,063)	(26,426)
Operating income (loss) before tax	(4,270)	(11,136)	(13,818)	(21,756)
Financial gain (loss)	(294)	185	(584)	(148)
Net income (loss) from discontinued operations	(4,564)	(10,951)	(14,402)	(21,904)
Non controlling interests	1,691	3,589	5,169	7,069
Net income (loss) attributable to shareholders of Cellectis	(2,873)	(7,362)	(9,233)	(14,835)
Adjustment of share-based compensation attributable to shareholders of Cellectis	644	1,112	(385)	2,452
Adjusted net income (loss) attributable to shareholders of Cellectis	(2,229)	(6,250)	(9,619)	(12,383)
Depreciation and amortization	(614)	(490)	(1,218)	(980)
Additions to tangible and intangible assets	39	207	308	355
Plants [member] | Research and Development [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	271	(21)	532	573
Plants [member] | Selling, General and Administration [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	373	1,132	(918)	1,879
Therapeutics [member]
Disclosure of operating segments [line items]
External revenues and other income	1,359	2,323	24,337	51,817
Cost of revenue	(418)	(487)	(1,194)	(1,207)
Research and development expenses	(28,336)	(20,107)	(56,503)	(38,199)
Selling, general and administrative expenses	(5,933)	(3,759)	(10,691)	(9,439)
Other operating income and expenses	118	135	482	131
Total operating expenses	(34,569)	(24,218)	(67,905)	(48,715)
Operating income (loss) before tax	(33,210)	(21,895)	(43,569)	3,102
Financial gain (loss)	(3,836)	(3,006)	1,015	(487)
Net income (loss) from discontinued operations	(37,046)	(24,901)	(42,554)	2,615
Net income (loss) attributable to shareholders of Cellectis	(37,046)	(24,901)	(42,554)	2,615
Adjustment of share-based compensation attributable to shareholders of Cellectis	2,991	2,329	4,619	5,844
Adjusted net income (loss) attributable to shareholders of Cellectis	(34,055)	(22,572)	(37,935)	8,459
Depreciation and amortization	(2,768)	(1,657)	(5,954)	(3,212)
Additions to tangible and intangible assets	4,688	16,003	11,020	29,832
Therapeutics [member] | Research and Development [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	2,398	1,749	3,703	4,177
Therapeutics [member] | Selling, General and Administration [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	593	580	916	1,667
Operating Segments [member]
Disclosure of operating segments [line items]
External revenues	11,176	2,900	36,777	52,993
Operating Segments [member] | Plants [member]
Disclosure of operating segments [line items]
External revenues	11,728	2,293	16,716	4,670
Operating Segments [member] | Therapeutics [member]
Disclosure of operating segments [line items]
External revenues	(552)	607	20,061	48,323
Inter-segment Revenues [member]
Disclosure of operating segments [line items]
External other income	3,439	1,716	5,804	3,494
Inter-segment Revenues [member] | Plants [member]
Disclosure of operating segments [line items]
External other income	1,528		1,528
Inter-segment Revenues [member] | Therapeutics [member]
Disclosure of operating segments [line items]
External other income	$ 1,911	$ 1,716	$ 4,276	$ 3,494